APPENDIX I - RECONCILIATION OF STOCKHOLDERS' EQUITY AND NET INCOME - BRGAAP vs IFRS (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Reconciliation Of Shareholders Equity And Net Income Brgaap Vs Ifrs [Abstract]
Stockholders' equity attributed under to the Parent Brazilian GAAP		R$ 69,773,232		R$ 65,233,743		R$ 59,499,954
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	[1]	8,767		8,344		18,301
Reclassification of available-for-sale financial instruments		0	[2]	0	[3]	34,818	[3]
Reclassification of fair value through other comprehensive income		73,431	[2]	72,980	[4]
Impairment on loans and receivables	[2]	0		0		(71,091)
Impairment of financial assets measured at amortized cost	[2]	(23,589)		(1,483,043)		0
Remensurations, Debt instruments, due to reclassifications IFRS 9		0		26,274		0
Category transfers - IAS 39	[5]	0		0		351,132
Category transfers - IFRS 9	[5]	(206,984)		(619)		0
Deferral of financial fees, commissions and inherent costs under effective interest rate method	[6]	1,197,325		851,629		664,204
Reversal of goodwill amortization	[7]	26,933,892		26,764,529		26,592,852
Realization on purchase price adjustments	[8]	477,366		631,120		702,436
Recognition of fair value in the partial sale in subsidiaries	[9]	112,052		112,052		112,052
Option for Acquisition of Equity Instrument	[10]	(1,816,799)		(1,323,994)		(1,287,240)
Goodwill acquisition Santander Services (Santusa)	[11]	(239,182)		(269,158)		(298,978)
Tax Credit with realization over 10 years		184,005		322,539		62,539
Others		177,064		119,074		269,728
Stockholders' equity attributed to the parent under IFRS		96,650,580		91,065,470		86,650,707
Non-controlling interest under IFRS		558,581		529,990		436,894
Stockholders' equity (including non-controlling interest) under IFRS		97,209,161		91,595,460		87,087,601
Net income attributed to the Parent under Brazilian GAAP		14,180,987		12,166,145		7,996,577
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	[1]	422		(11,974)		18,775
Reclassification of available-for-sale financial instruments		0	[2]	0	[3]	(46,160)	[3]
Reclassification of fair value through other comprehensive income		451	[2]	28,419	[4]	0	[4]
Impairment on loans and receivables	[2]	0		0		(195,878)
Impairment of financial assets measured at amortized cost	[2]	1,872,553		140,557
Remensurations, Debt instruments, due to reclassifications IFRS 9		(16,659)		(5,360)		0
Category transfers - IAS 39	[5]	0		0		(219,829)
Category transfers - IFRS 9	[5]	6,437		(16,195)		0
Deferral of financial fees, commissions and inherent costs under effective interest rate method	[6]	346,298		187,425		366,484
Reversal of goodwill amortization	[7]	175,257		171,677		1,470,279
Realization on purchase price adjustments	[8]	(153,752)		(71,316)		(76,446)
Option to Acquire Own Equity Instrument	[10]	0		(143,194)		(270,240)
Goodwill acquisition Santander Services (Santusa)	[11]	29,898		29,820		0
Tax credit with realization over 10 years		(75,995)		260,000		62,539
Others		41,035		(153,527)		(182,037)
Net income attributed to the parent under IFRS		16,406,932		12,582,477		8,924,064
Non-controlling interest under IFRS		224,518		217,441		213,984
Net income (including non-controlling interest) under IFRS		R$ 16,631,450		R$ 12,799,918		R$ 9,138,048

[1]	Reclassification of financial instruments at fair value through profit or loss Under BRGAAP, all loans, financing and deposits are recorded at amortized cost. In IFRS, in accordance with IFRS 9 'Financial Instruments: Recognition and Measurement', financial assets may be measured at fair value and included in the category 'Other financial assets at fair value through profit or loss', in order to eliminate or significantly reduce accounting mismatches ( accounting mismatch) of recognition or measurement derived from the measurement of assets or liabilities or from the recognition of gains or losses on these assets / liabilities on a number of bases, which are managed and their performances valued at fair value. Accordingly, the Bank classified loans, financing and deposits that meet these parameters as 'fair value through profit or loss', as well as certain debt instruments classified as 'available for sale' in BRGAAP. The Bank opted for this classification base in IFRS, since it eliminates an accounting mismatch in the recognition of revenues and expenses.
[2]	In 2019 and 2018, refers to the adjustment resulting from the estimate of the expected loss and losses on the portfolio of loans and receivables subject to impairment, loan commitments to be released and financial guarantee contracts, which was determined based on the criteria described in the accounting practice and compliance in the history of impairment and other circumstances known at the time of the evaluation, in accordance with the guidance provided by IAS 39 and IFRS 9 (in 2017 refer to the resulting adjustment of the estimate of loss incurred in accordance with IAS 39, normative then effective.) 'Financial Instruments: Recognition and Measurement'. These criteria differ in certain aspects from the criteria adopted by BRGAAP, which use certain regulatory limits defined by the Central Bank (Bacen), in addition to the difference in the scope of calculation of these losses, which for the purposes of IFRS considers assets other than those In the Financial Statements under IFRS, this effect considers the impact related to the provisions of certain debt instruments, which for the purposes of BRGAAP are treated as Securities.
[3]	Under BRGAAP, the Bank accounts for some investments, for example, debt securities initially measured at amortized cost and equity securities at cost. When preparing the 2017 balance sheet, management revised the management strategy for its investments and, in accordance with the premises of Circular 3,068 of the Central Bank of Brazil, the debt securities were reclassified to 'trading' category with their value recorded just through the result. According to IFRS, in 2017, the Bank had classified these Investments as available for sale, measuring them at fair value with the effects of this mark being recognized in the 'Consolidated statements of comprehensive income', complying with the provisions of IAS 39 'Financial Instruments : Recognition and Measurement ', which does not allow the reclassification of any financial instrument to the fair value category through profit or loss after initial recognition.
[4]	Reclassification of financial assets measured at fair value through other comprehensive income According to the BRGAAP, the Bank registers some investments, for example, debt instruments initially measured at amortized cost and equity instruments at cost. At the time of this balance sheet, the management reviewed the managing strategy of its investments and according to Bacen Circular 3.068, the debt instruments were reclassified to 'trading' measured at fair value with changes in the income statement. According to the IFRS, the Bank is classifying this investments as financial assets measured at fair value through other comprehensive income them at fair value with changes in 'other comprehensive income', in line with IAS 9 'Financial Instruments ', which does not allow the reclassification of any financial instrument to fair value with changes in the income statement after the initial recognition.
[5]	Categories of financial assets As detailed in the accounting practices note, IFRS9 provides for the definition of the business models associated with each portfolio, as well as the performance of the SPPI test - if the returns of that asset are exclusively principal and interest, for classification in the categories of financial assets. BRGAAP provides for certain differences in the categorization of these financial assets, as well as establishing as an indicator the Management's intention for classification to be made. The criteria for reclassification between categories are also different between the two accounting practices.
[6]	Deferral of financial fees, commissions and other costs under effective interest rate method: Under IFRS, financial fees, commissions and other costs that are integral part of effective interest rate of financial instruments measured at amortized cost are recognized in the income statement over the term of the corresponding contracts. Under BRGAAP these fees and expenses are recognized directly as income when received or paid.
[7]	Reversal of goodwill amortization: Under BRGAAP, goodwill is systematically amortized over a period of up to 10 years, subject to the impairment test at least once a year or in a shorter period, in the event of any additional evidence. Under IFRS, in accordance with IAS 38 'Intangible Assets', goodwill is not amortized, but instead, is tested for impairment, at least annually, and whenever there is an indication that the goodwill may be impaired. The tax amortization of goodwill of Banco ABN Amro Real SA represents a difference between book and tax basis of a permanent nature and definitive as the possibility of future use of resources to settle a tax liability is considered remote by management, supported by the opinion of expert external advisors. The tax amortization of goodwill is permanent and definitive, and therefore does not apply to the recognition of a deferred tax liability in accordance with IAS 12, on temporary differences.
[8]	As part of the purchase price allocation in acquisitions of an entity, substantially, in the acquisition of Banco Real, following the requirements of IFRS 3, the Bank has recognized the assets and liabilities of the acquiree to fair value, including identifiable intangible assets with finite lives. Under BRGAAP, in a business combination, the assets and liabilities are kept at their book value. This purchase price adjustment relates substantially to the allocation related to the value of assets in the loan portfolio. The initial recognition of value of the loans at fair value, adjustment to the yield curve of the loan portfolio in comparison to its nominal value, which is recognized by its average realization period.
[9]	Recognition of fair value in the partial disposal of investments in subsidiaries Under IFRS 10 'Consolidated Financial Statements' on partial disposal of a permanent investment when control is lost, the fair value is recognized over the remaining portion is remeasured at its fair value, the effect of this update being recognized in result (Webmotors). Under BRGAAP, this type of operation, ongoing participation is registered by its book value.
[10]	Within the context of transaction, Banco Santander has granted to the members of Getnet S.A. and Banco Ole Consignado a put option over all shares of Getnet S.A. and Banco Ole Consignado held by them. The overall out in IAS 32, a financial liability was recognized for this commitment, with a specific charge in a heading in stockholders' equity in the amount of R$950 million and R$67 million, respectively. Subsequently, the options have been updated and their effect is recognized in income. On December 19, 2018, Banco Santander and the Minority shareholders of Getnet SA entered into an addendum to the Purchase and Sale Agreement for Shares and Other Covenants of Getnet SA, in which Banco Santander committed to acquire all the shares of the Minority Shareholders, corresponding to 11.5% of the share capital of Getnet SA, for the amount of R$1,431,000. The acquisition was approved by BACEN on February 18, 2019 and concluded on February 25, 2019, so that Banco Santander now holds 100% of the shares representing Getnet SA's share capital. On March 14, 2019, the shareholder minority stake in Banco Ole Bonsucesso Consignado SA formalized its interest in exercising the put option provided for in the Investment Agreement, entered into on July 30, 2014, to sell its 40% stake in Ole Consignado to Banco Santander (Brazil) SA On December 20, 2019, the parties entered into a binding agreement for the acquisition, by Banco Santander, of all the shares issued by Bosan Participacoes SA, for the total amount of R$1.6 billion, to be paid on the closing date of the Operation. On January 30, 2020, the name of Banco Ole from Banco Ole Bonsucesso Consignado SA was changed to Banco Ole Cosignado SA On January 31, 2020, the Bank and the shareholders of Bosan Participacoes SA concluded the final agreement and signed the purchase and sale of 100% of the shares issued by Bosan, through the transfer of Bosan's shares to the Bank and payment to sellers in the total amount of R$1,608,772,783.47. As a result, the Bank became, directly and indirectly, the holder of 100% of Banco Ole's shares.
[11]	Santander Servicos goodwill (Santusa) According to the IFRS 3 'Business Combination', when the owner acquires more shares or other equity instruments of an entity already controlled, it shall consider such amount as an equity reduction. According to the BRGAAP this amount shall be registered in the asset as goodwill or discount on the acquisition f the investment, which is the difference between the acquision cost and the equity amount of the shares.